Exhibit 99.1

	RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html
In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	3/23/2020	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	3/23/2020	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	6/17/2022	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	7/21/2031	1.652%	Fixed
CB23	£400,000,000	1.9872000 C$/£	$794,880,000	7/20/2018	3 month £ Libor +0.28%	Floating
CB24	US$500,000,000	1.2986000 C$/US$	$649,300,000	7/23/2018	3 month USD LIBOR +0.30%	Floating
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	12/16/2020	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	10/14/2020	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	12/15/2034	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	1/14/2036	1.625%	Fixed
CB29	£350,000,000	1.8915000 C$/£	$662,025,000	3/11/2019	3 month £ Libor +0.50%	Floating
CB30	€ 1,500,000,000	1.4808000 C$/€	$2,221,200,000	3/11/2021	0.125%	Fixed
CB31	US$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	3/22/2021	2.300%	Fixed
CB32	$2,000,000,000	N/A	$2,000,000,000	4/26/2019	1.400%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	9/14/2021	3 month £ ICE Libor +0.40%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	12/22/2021	1.125%	Fixed
CB35	£650,000,000	1.7114000 C$/£	$1,112,410,000	12/8/2022	3 month £ Libor +0.23%	Floating
Total			$34,843,249,950
OSFI Covered Bond Limit			$48,334,810,560
Weighted average maturity of Outstanding Covered Bonds (months)				30.83
Weighted average remaining term of Loans in Cover Pool (months)				24.22

Series Ratings		Moody's	DBRS	Fitch
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB23		Aaa	AAA	AAA
CB24		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA
CB29		Aaa	AAA	AAA
CB30		Aaa	AAA	AAA
CB31		Aaa	AAA	AAA
CB32		Aaa	AAA	AAA
CB33		Aaa	AAA	AAA
CB34		Aaa	AAA	AAA
CB35		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018				Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB6, Series CB19, Series CB20 and Series CB32 is Royal Bank of Canada.

Royal Bank of Canada's Ratings(1)
	Moody's	DBRS	Fitch
Senior Debt / Long-Term Issuer Default Rating (Fitch)	A1	AA	AA
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating ("dr") (Short-Term/Long-Term)	P-1 (dr) / A1 (dr)	n/a / AA (dr)	*
Counterparty Risk Assessment (Short-Term/Long-Term)	P-1 (cr) / Aa3 (cr)	n/a	n/a
Derivative Counterparty Rating (Short-Term/Long-Term)	n/a	n/a	*
Rating Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(1)
	Moody's	DBRS	Fitch
Senior Debt / Long-Term Issuer Default Rating (Fitch)	A1	AA	AA-
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating (Short-Term/Long-Term)	P-1 (dr) / A1 (dr)	n/a / AA (dr)	*

Description of Ratings Triggers(2) (3)
A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(4)
Standby Account Bank/GDA Provider (BMO)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(4)
Cash Manager (RBC)	P-2 (cr)	BBB (low) (long)	F2 & BBB+(5)
Servicer (RBC)	Baa3 (cr)	BBB (low) (long)	F2 & BBB+(5)
Interest Rate Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(5)
Covered Bond Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(5)

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (cr)	n/a	BBB (long)(5)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1 (dr)	BBB (low)	F1 & A-(4)
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1 (dr)	BBB (low)	F1 & A-(4)

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1 (dr)	BBB (low)	F1 & A-(4)

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch

(a) Establishment of the Reserve Fund	P-1(cr)	R-1 (mid) & A (low)	F1 & A-(4)

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)(6)	BBB (high) (long)	BBB+ (long)(6)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(5)

(b) Covered Bond Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(5)

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) "*" indicates that Fitch has not yet assigned the relevant rating or assessement.
(2) Where one rating or assessment is expressed, unless otherwise specified, such rating or assessment is short-term. Where two ratings or assessments are expressed, the first is short-term and the second is long-term. Unless otherwise specified, ratings or assessments are in respect of Senior Debt (or the Long-Term Issuer Default Rating in the case of Fitch) and Short-Term Debt (or the Short-Term Issuer Default Rating in the case of Fitch). Where two ratings or assessments are listed in respect of a relevant action, the action is required to be taken where the rating or assessment of the relvevant party falls below both such ratings or assessments.

(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) These ratings will be in respect of deposit ratings from Fitch following Fitch having assigned deposit ratings to the relevant party.
(5) These ratings will be in respect of Derivative Counterparty Ratings from Fitch and include the (dcr) reference following Fitch having assigned Derivative Counterparty Ratings to the relevant party.

(6) Following the date the final Government of Canada regulations of the Covered Bond Swap Provider’s bank recapitalization or “bail-in” regime” come into force, the Moody's assessment will be Baa1(cr) and, if at such time, Fitch has assigned Derivative Counterparty Ratings to the Covered Bond Swap Provider, the Fitch rating will be BBB+(dcr).

RBC Covered Bond Programme	Monthly Investor Report - March 29, 2018			Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$34,843,249,950

A = lower of (i) LTV Adjusted True Balance, and	$44,466,982,539	A (i)	$47,813,895,545
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$44,466,982,539
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$466,537,447
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$44,000,445,092

Regulatory OC Minimum Calculation

A (Level of Overcollateralization) = lesser of (a) Cover Pool Collateral, and	$37,494,145,052	A (a)	$47,776,767,839*
(b) Cover Pool Collateral required to meet the Asset Coverage Test		A (b)	$37,494,145,052

B (C$ Equivalent of Outstanding Covered Bonds)	$34,843,249,950

Regulatory OC Minimum Calculation (A/B)	107.61%
Regulatory Minimum Calculation	103.00%
*Amount includes Voluntary Overcollateralization and does not include Accrued Interest, Arrears of Interest or any other other amount which is due or accrued on the Loans amount which has not been paid or capitalized.

Valuation Calculation

Trading Value of Covered Bonds			$37,778,316,204

A = LTV Adjusted Present Value			$47,509,083,404	Weighted Average Effective Yield
				of Performing Eligible Loans:	3.38%
B = Principal Receipts			-
C = Cash Capital Contributions
D = Trading Value of Substitute Assets			-
E = Reserve Fund Balance			-
F = Trading Value of Swap Collateral			-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)			$47,509,083,404

Intercompany Loan Balance

Guarantee Loan			$37,628,726,722
Demand Loan			$10,173,017,807
Total			$47,801,744,529

Cover Pool Losses

Period End	Write-off Amounts		Loss Percentage (Annualized)
March 29, 2018	$640,318		0.02%

Cover Pool Flow of Funds

	29-Mar-2018		28-Feb-2018
Cash Inflows
Principal Receipts	$898,813,728		$864,510,783
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$107,856,868		$110,988,862
Swap receipts	$114,102,356	(1)	$105,288,570	(2)
Cash Outflows
Swap payment	($107,856,868)	(1)	($110,988,862)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($113,874,152)	(1)	($105,077,993)	(2)
Intercompany Loan principal	($898,813,728)	(1)	($864,510,783)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$228,205		$210,577

(1) Cash settlement to occur on April 17, 2018
(2) Cash settlement occurred on March 19, 2018

RBC Covered Bond Programme	Monthly Investor Report - March 29, 2018				Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Cover Pool Summary Statistics

Previous Month Ending Balance	$48,728,893,782
Current Month Ending Balance	$47,829,439,736
Number of Mortgages in Pool	312,570
Average Mortgage Size	$153,020
Ten Largest Mortgages as a % of Current Month Ending Balance	0.06%
Number of Properties	243,287
Number of Borrowers	236,443
	Original	(1)	Indexed(2)
Weighted Average LTV - Authorized	70.18%		52.09%
Weighted Average LTV - Drawn	60.03%		44.82%
Weighted Average LTV - Original Authorized	72.73%
Weighted Average Mortgage Rate	2.84%
Weighted Average Seasoning (Months)	28.42
Weighted Average Original Term (Months)	52.64
Weighted Average Remaining Term (Months)	24.22

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans		Percentage	Principal Balance	Percentage
Current and less than 30 days past due	311,930		99.80	$47,729,811,781	99.79
30 to 59 days past due	203		0.06	$32,748,550	0.07
60 to 89 days past due	92		0.03	$14,207,508	0.03
90 or more days past due	345		0.11	$52,671,897	0.11
Total	312,570		100.00	$47,829,439,736	100.00

Cover Pool Provincial Distribution

Province	Number of Loans		Percentage	Principal Balance	Percentage
Alberta	38,415		12.29	$6,545,995,404	13.69
British Columbia	56,826		18.18	$10,994,977,564	22.99
Manitoba	12,500		4.00	$1,380,969,898	2.89
New Brunswick	5,923		1.89	$481,676,237	1.01
Newfoundland and Labrador	3,740		1.20	$437,525,028	0.91
Northwest Territories	30		0.01	$3,819,809	0.01
Nova Scotia	9,357		2.99	$898,065,948	1.88
Nunavut	2		0.00	$45,191	0.00
Ontario	126,159		40.36	$20,494,661,050	42.85
Prince Edward Island	1,138		0.36	$98,816,286	0.21
Quebec	47,252		15.12	$5,064,996,637	10.59
Saskatchewan	11,089		3.55	$1,404,629,930	2.94
Yukon	139		0.04	$23,260,755	0.05
Total	312,570		100.00	$47,829,439,736	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans		Percentage	Principal Balance	Percentage
Score Unavailable	176		0.06	$21,644,483	0.05
499 and below	1,022		0.33	$146,674,406	0.31
500 - 539	857		0.27	$127,406,494	0.27
540 - 559	628		0.20	$96,186,813	0.20
560 - 579	867		0.28	$131,918,067	0.28
580 - 599	1,296		0.41	$207,424,704	0.43
600 - 619	2,054		0.66	$323,911,605	0.68
620 - 639	3,265		1.04	$528,181,420	1.10
640 - 659	4,975		1.59	$825,741,320	1.73
660 - 679	7,931		2.54	$1,279,735,584	2.68
680 - 699	11,395		3.65	$1,880,704,509	3.93
700 - 719	14,720		4.71	$2,361,935,545	4.94
720 - 739	17,359		5.55	$2,750,962,083	5.75
740 - 759	19,094		6.11	$3,076,114,408	6.43
760 - 779	21,435		6.86	$3,510,516,281	7.34
780 - 799	24,705		7.90	$4,027,189,784	8.42
800 and above	180,791		57.84	$26,533,192,228	55.47
Total	312,570		100.00	$47,829,439,736	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 29, 2018				Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	226,400	72.43	$33,210,860,319	69.44
Variable	86,170	27.57	$14,618,579,417	30.56
Total	312,570	100.00	$47,829,439,736	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	50,939	16.30	$9,429,577,880	19.72
Homeline Mortgage Segment	261,631	83.70	$38,399,861,856	80.28
Total	312,570	100.00	$47,829,439,736	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	27,140	8.68	$4,224,800,270	8.83
Owner Occupied	285,430	91.32	$43,604,639,466	91.17
Total	312,570	100.00	$47,829,439,736	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	883	0.28	$164,602,239	0.34
2.0000% - 2.4999%	49,672	15.89	$7,959,340,704	16.64
2.5000% - 2.9999%	176,186	56.37	$28,128,639,698	58.81
3.0000% - 3.4999%	67,604	21.63	$9,572,387,376	20.01
3.5000% - 3.9999%	10,668	3.41	$1,165,954,757	2.44
4.0000% - 4.4999%	2,916	0.93	$330,120,708	0.69
4.5000% - 4.9999%	1,313	0.42	$141,715,575	0.30
5.0000% - 5.4999%	1,224	0.39	$145,998,632	0.31
5.5000% - 5.9999%	53	0.02	$4,565,718	0.01
6.0000% - 6.4999%	23	0.01	$2,741,696	0.01
6.5000% - 6.9999%	6	0.00	$880,784	0.00
7.0000% and above	2,022	0.65	$212,491,848	0.44
Total	312,570	100.00	$47,829,439,736	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	75,785	24.25	$11,236,703,909	23.49
12.00 - 23.99	92,629	29.63	$13,924,506,560	29.11
24.00 - 35.99	77,327	24.74	$12,113,766,183	25.33
36.00 - 47.99	37,662	12.05	$5,967,514,797	12.48
48.00 - 59.99	26,655	8.53	$4,196,405,663	8.77
60.00 - 71.99	2,007	0.64	$319,030,845	0.67
72.00 - 83.99	257	0.08	$31,693,303	0.07
84.00 - 119.99	246	0.08	$39,707,085	0.08
120.00 and above	2	0.00	$111,391	0.00
Total	312,570	100.00	$47,829,439,736	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	60,373	19.32	$9,180,266,967	19.19
12.00 - 23.99	65,985	21.11	$10,394,556,600	21.73
24.00 - 35.99	76,028	24.32	$11,499,772,875	24.04
36.00 - 59.99	104,271	33.36	$16,133,463,096	33.73
60.00 and above	5,913	1.89	$621,380,198	1.30
Total	312,570	100.00	$47,829,439,736	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 29, 2018			Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	137,445	43.97	$7,000,618,580	14.64
100,000 - 149,999	54,272	17.36	$6,728,548,167	14.07
150,000 - 199,999	40,822	13.06	$7,090,857,652	14.83
200,000 - 249,999	27,467	8.79	$6,138,487,203	12.83
250,000 - 299,999	18,029	5.77	$4,925,845,960	10.30
300,000 - 349,999	11,168	3.57	$3,609,657,436	7.55
350,000 - 399,999	7,268	2.33	$2,711,237,505	5.67
400,000 - 449,999	4,627	1.48	$1,958,056,692	4.09
450,000 - 499,999	3,093	0.99	$1,464,047,053	3.06
500,000 - 549,999	1,992	0.64	$1,043,682,347	2.18
550,000 - 599,999	1,388	0.44	$795,786,284	1.66
600,000 - 649,999	1,025	0.33	$639,206,156	1.34
650,000 - 699,999	740	0.24	$498,968,804	1.04
700,000 - 749,999	573	0.18	$414,990,348	0.87
750,000 - 799,999	452	0.14	$349,592,532	0.73
800,000 - 849,999	378	0.12	$311,552,468	0.65
850,000 - 899,999	315	0.10	$275,321,104	0.58
900,000 - 949,999	258	0.08	$238,272,145	0.50
950,000 - 999,999	193	0.06	$188,114,316	0.39
1,000,000 and above	1,065	0.34	$1,446,596,984	3.02
Total	312,570	100.00	$47,829,439,736	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	28,195	9.02	$4,091,528,281	8.55
Detached	253,066	80.96	$38,839,888,522	81.20
Duplex	4,031	1.29	$558,340,375	1.17
Fourplex	979	0.31	$170,627,523	0.36
Other	787	0.25	$115,966,718	0.24
Row (Townhouse)	13,372	4.28	$2,106,284,582	4.40
Semi-detached	11,159	3.57	$1,795,095,316	3.75
Triplex	981	0.31	$151,708,419	0.32
Total	312,570	100.00	$47,829,439,736	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	14,170	5.82	$978,920,001	2.05
20.01 - 25.00	6,018	2.47	$791,651,012	1.66
25.01 - 30.00	8,677	3.57	$1,356,290,657	2.84
30.01 - 35.00	14,334	5.89	$2,540,883,169	5.31
35.01 - 40.00	20,313	8.35	$3,983,173,549	8.33
40.01 - 45.00	25,985	10.68	$5,473,897,668	11.44
45.01 - 50.00	32,929	13.54	$6,860,955,600	14.34
50.01 - 55.00	29,172	11.99	$6,094,885,178	12.74
55.01 - 60.00	26,668	10.96	$5,561,386,745	11.63
60.01 - 65.00	18,082	7.43	$3,846,249,073	8.04
65.01 - 70.00	15,488	6.37	$3,413,802,219	7.14
70.01 - 75.00	17,069	7.02	$3,614,422,317	7.56
75.01 - 80.00	10,238	4.21	$2,285,854,644	4.78
> 80.00	4,144	1.70	$1,027,067,906	2.15
Total	243,287	100.00	$47,829,439,736	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	42,337	17.40	$3,425,556,032	7.16
20.01 - 25.00	15,669	6.44	$2,312,923,091	4.84
25.01 - 30.00	17,733	7.29	$3,176,017,338	6.64
30.01 - 35.00	20,539	8.44	$4,239,006,880	8.86
35.01 - 40.00	22,834	9.39	$5,141,027,781	10.75
40.01 - 45.00	23,576	9.69	$5,572,408,517	11.65
45.01 - 50.00	25,173	10.35	$5,948,693,111	12.44
50.01 - 55.00	21,658	8.90	$5,096,962,617	10.66
55.01 - 60.00	17,245	7.09	$4,007,018,278	8.38
60.01 - 65.00	12,528	5.15	$3,003,197,135	6.28
65.01 - 70.00	10,801	4.44	$2,656,789,819	5.55
70.01 - 75.00	8,512	3.50	$2,069,647,936	4.33
75.01 - 80.00	3,891	1.60	$971,777,032	2.03
> 80.00	791	0.33	$208,414,168	0.44
Total	243,287	100.00	$47,829,439,736	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 29, 2018			Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$221,137,421	$22,299	$195,746	$28,974	$221,384,442
	20.01 - 25.00	$148,138,599	$0	$0	$458,642	$148,597,241
	25.01 - 30.00	$199,567,986	$0	$0	$190,858	$199,758,844
	30.01 - 35.00	$267,487,100	$259,681	$0	$653,955	$268,400,736
	35.01 - 40.00	$332,743,259	$156,776	$0	$618,659	$333,518,695
	40.01 - 45.00	$414,891,805	$0	$0	$4,076,271	$418,968,075
	45.01 - 50.00	$566,393,423	$1,274,976	$651,992	$1,995,214	$570,315,604
	50.01 - 55.00	$634,443,745	$256,647	$249,090	$622,250	$635,571,731
	55.01 - 60.00	$734,251,763	$274,026	$0	$1,243,786	$735,769,575
	60.01 - 65.00	$725,732,874	$901,670	$1,357,994	$3,605,983	$731,598,520
	65.01 - 70.00	$794,137,396	$937,270	$558,920	$2,533,244	$798,166,831
	70.01 - 75.00	$765,673,050	$467,831	$107,707	$2,374,417	$768,623,005
	75.01 - 80.00	$560,602,116	$1,242,501	$650,170	$1,699,861	$564,194,648
	> 80.00	$150,632,219	$0	$368,591	$126,649	$151,127,458
Total Alberta		$6,515,832,755	$5,793,677	$4,140,210	$20,228,761	$6,545,995,404

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$1,247,052,442	$712,059	$65,526	$64,683	$1,247,894,710
	20.01 - 25.00	$826,488,201	$1,527,273	$76,266	$98,958	$828,190,698
	25.01 - 30.00	$1,147,151,432	$645,222	$182,343	$155,401	$1,148,134,398
	30.01 - 35.00	$1,462,100,320	$894,080	$0	$495,278	$1,463,489,678
	35.01 - 40.00	$1,730,784,665	$2,594,119	$649,571	$460,367	$1,734,488,721
	40.01 - 45.00	$1,607,891,841	$1,025,634	$142,405	$3,060,525	$1,612,120,406
	45.01 - 50.00	$1,294,994,819	$400,915	$243,050	$1,286,924	$1,296,925,708
	50.01 - 55.00	$792,256,938	$580,366	$0	$839,295	$793,676,598
	55.01 - 60.00	$433,764,612	$418,941	$125,518	$84,833	$434,393,903
	60.01 - 65.00	$241,850,372	$0	$0	$0	$241,850,372
	65.01 - 70.00	$142,978,323	$0	$0	$0	$142,978,323
	70.01 - 75.00	$34,701,773	$0	$0	$0	$34,701,773
	75.01 - 80.00	$13,057,573	$0	$0	$0	$13,057,573
	> 80.00	$3,074,703	$0	$0	$0	$3,074,703
Total British Columbia		$10,978,148,014	$8,798,608	$1,484,679	$6,546,263	$10,994,977,564

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$49,820,094	$5,834	$73,002	$0	$49,898,931
	20.01 - 25.00	$32,453,951	$0	$0	$0	$32,453,951
	25.01 - 30.00	$44,703,467	$0	$0	$0	$44,703,467
	30.01 - 35.00	$55,834,071	$45,353	$0	$0	$55,879,425
	35.01 - 40.00	$75,848,246	$253,146	$0	$0	$76,101,391
	40.01 - 45.00	$98,744,708	$206,215	$87,478	$208,847	$99,247,249
	45.01 - 50.00	$130,289,829	$0	$76,122	$62,797	$130,428,747
	50.01 - 55.00	$155,373,824	$0	$0	$481,638	$155,855,462
	55.01 - 60.00	$155,273,874	$140,165	$0	$228,610	$155,642,649
	60.01 - 65.00	$160,108,932	$289,787	$0	$107,299	$160,506,018
	65.01 - 70.00	$168,063,960	$111,626	$132,708	$143,670	$168,451,964
	70.01 - 75.00	$162,295,945	$319,931	$0	$0	$162,615,876
	75.01 - 80.00	$86,798,488	$332,980	$0	$0	$87,131,468
	> 80.00	$2,053,302	$0	$0	$0	$2,053,302
Total Manitoba		$1,377,662,690	$1,705,037	$369,310	$1,232,861	$1,380,969,898

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018				Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$22,324,369	$0	$0	$0	$22,324,369
	20.01 - 25.00	$14,092,731	$0	$0	$38,259	$14,130,989
	25.01 - 30.00	$23,457,584	$0	$0	$82,666	$23,540,250
	30.01 - 35.00	$30,532,568	$2,805	$0	$43,908	$30,579,282
	35.01 - 40.00	$39,571,630	$99,720	$17,098	$63,168	$39,751,616
	40.01 - 45.00	$60,454,943	$83,772	$0	$0	$60,538,714
	45.01 - 50.00	$80,611,968	$439,242	$55,850	$264,448	$81,371,509
	50.01 - 55.00	$80,622,991	$94,112	$0	$344,134	$81,061,238
	55.01 - 60.00	$71,393,881	$46,091	$0	$68,233	$71,508,205
	60.01 - 65.00	$36,354,172	$105,904	$0	$163,367	$36,623,443
	65.01 - 70.00	$11,659,349	$0	$0	$0	$11,659,349
	70.01 - 75.00	$6,898,095	$0	$0	$0	$6,898,095
	75.01 - 80.00	$1,650,034	$0	$0	$0	$1,650,034
	> 80.00	$39,145	$0	$0	$0	$39,145
Total New Brunswick		$479,663,459	$871,645	$72,948	$1,068,185	$481,676,237

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$18,997,097	$0	$0	$0	$18,997,097
Labrador	20.01 - 25.00	$12,473,143	$0	$0	$0	$12,473,143
	25.01 - 30.00	$16,329,135	$0	$0	$44,058	$16,373,194
	30.01 - 35.00	$25,860,583	$0	$0	$0	$25,860,583
	35.01 - 40.00	$33,563,523	$0	$0	$27,361	$33,590,884
	40.01 - 45.00	$49,715,454	$0	$0	$88,032	$49,803,486
	45.01 - 50.00	$71,364,656	$0	$0	$220,685	$71,585,342
	50.01 - 55.00	$84,295,039	$0	$0	$0	$84,295,039
	55.01 - 60.00	$67,793,307	$288,619	$0	$54,489	$68,136,415
	60.01 - 65.00	$35,928,044	$0	$0	$653,913	$36,581,957
	65.01 - 70.00	$11,770,280	$0	$0	$0	$11,770,280
	70.01 - 75.00	$6,820,284	$0	$0	$0	$6,820,284
	75.01 - 80.00	$1,223,404	$0	$0	$0	$1,223,404
	> 80.00	$13,921	$0	$0	$0	$13,921
Total Newfoundland and Labrador		$436,147,871	$288,619	$0	$1,088,538	$437,525,028

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$817,626	$0	$0	$0	$817,626
Territories	20.01 - 25.00	$561,443	$0	$0	$0	$561,443
	25.01 - 30.00	$127,320	$0	$0	$0	$127,320
	30.01 - 35.00	$357,715	$0	$0	$0	$357,715
	35.01 - 40.00	$843,096	$0	$0	$0	$843,096
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$617,681	$0	$0	$0	$617,681
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$494,928	$0	$0	$0	$494,928
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$3,819,809	$0	$0	$0	$3,819,809

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018				Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

				Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$33,003,312	$53,169	$0	$22,930	$33,079,411
	20.01 - 25.00	$27,659,710	$70,461	$0	$0	$27,730,171
	25.01 - 30.00	$28,799,136	$0	$0	$0	$28,799,136
	30.01 - 35.00	$44,633,151	$0	$0	$0	$44,633,151
	35.01 - 40.00	$53,439,402	$138,748	$0	$388,755	$53,966,906
	40.01 - 45.00	$73,746,669	$0	$0	$393,184	$74,139,853
	45.01 - 50.00	$92,252,925	$85,072	$148,374	$121,040	$92,607,411
	50.01 - 55.00	$106,657,971	$290,494	$0	$485,220	$107,433,685
	55.01 - 60.00	$99,137,808	$0	$103,926	$210,775	$99,452,509
	60.01 - 65.00	$88,685,858	$0	$149,478	$280,776	$89,116,112
	65.01 - 70.00	$111,255,033	$201,327	$0	$172,207	$111,628,568
	70.01 - 75.00	$90,369,081	$0	$0	$472,764	$90,841,845
	75.01 - 80.00	$44,637,189	$0	$0	$0	$44,637,189
	> 80.00	$0	$0	$0	$0	$0
Total Nova Scotia		$894,277,247	$839,271	$401,778	$2,547,652	$898,065,948

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$45,191	$0	$0	$0	$45,191
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$45,191	$0	$0	$0	$45,191

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$1,575,775,337	$395,899	$4,495	$53,277	$1,576,229,007
	20.01 - 25.00	$1,064,747,075	$1,523,006	$0	$221,291	$1,066,491,372
	25.01 - 30.00	$1,473,169,446	$0	$7,809	$3,437	$1,473,180,691
	30.01 - 35.00	$2,034,724,863	$981,957	$1,391,434	$149,859	$2,037,248,113
	35.01 - 40.00	$2,453,836,134	$1,149,633	$400,189	$0	$2,455,385,956
	40.01 - 45.00	$2,704,437,107	$1,471,140	$1,289,401	$1,156,207	$2,708,353,855
	45.01 - 50.00	$2,983,798,174	$2,770,660	$1,978,996	$647,312	$2,989,195,143
	50.01 - 55.00	$2,419,944,917	$606,007	$468,689	$2,027,522	$2,423,047,136
	55.01 - 60.00	$1,650,076,508	$1,572,228	$612,770	$1,245,489	$1,653,506,996
	60.01 - 65.00	$955,397,772	$0	$0	$274,808	$955,672,580
	65.01 - 70.00	$653,695,816	$533,647	$0	$177,158	$654,406,621
	70.01 - 75.00	$361,647,499	$0	$0	$91,202	$361,738,702
	75.01 - 80.00	$117,069,323	$0	$167,800	$0	$117,237,122
	> 80.00	$22,967,756	$0	$0	$0	$22,967,756
Total Ontario		$20,471,287,726	$11,004,177	$6,321,583	$6,047,563	$20,494,661,050

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018				Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$5,772,856	$0	$0	$0	$5,772,856
Island	20.01 - 25.00	$3,802,242	$0	$0	$0	$3,802,242
	25.01 - 30.00	$4,716,295	$0	$0	$0	$4,716,295
	30.01 - 35.00	$5,991,356	$0	$0	$0	$5,991,356
	35.01 - 40.00	$7,840,965	$0	$0	$0	$7,840,965
	40.01 - 45.00	$10,734,790	$0	$0	$63,823	$10,798,613
	45.01 - 50.00	$17,202,058	$0	$0	$38,384	$17,240,442
	50.01 - 55.00	$17,289,851	$0	$0	$0	$17,289,851
	55.01 - 60.00	$13,047,067	$0	$0	$102,135	$13,149,202
	60.01 - 65.00	$7,123,747	$0	$0	$68,125	$7,191,872
	65.01 - 70.00	$2,074,368	$0	$0	$77,879	$2,152,246
	70.01 - 75.00	$2,377,057	$0	$0	$0	$2,377,057
	75.01 - 80.00	$493,289	$0	$0	$0	$493,289
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$98,465,941	$0	$0	$350,345	$98,816,286

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$184,711,814	$49,204	$0	$0	$184,761,018
	20.01 - 25.00	$129,125,799	$53,266	$0	$0	$129,179,065
	25.01 - 30.00	$173,467,967	$0	$0	$536,904	$174,004,871
	30.01 - 35.00	$218,623,512	$0	$0	$163,808	$218,787,320
	35.01 - 40.00	$279,385,960	$126,735	$163,321	$0	$279,676,016
	40.01 - 45.00	$348,279,881	$218,634	$0	$605,411	$349,103,927
	45.01 - 50.00	$427,930,812	$259,813	$0	$549,180	$428,739,805
	50.01 - 55.00	$539,141,190	$394,602	$0	$1,183,927	$540,719,719
	55.01 - 60.00	$588,284,812	$502,709	$0	$424,863	$589,212,384
	60.01 - 65.00	$658,582,174	$155,484	$0	$1,006,684	$659,744,343
	65.01 - 70.00	$727,844,425	$0	$377,768	$776,294	$728,998,487
	70.01 - 75.00	$614,225,812	$300,137	$0	$1,140,236	$615,666,185
	75.01 - 80.00	$138,018,658	$0	$243,223	$0	$138,261,881
	> 80.00	$27,451,030	$96,761	$0	$593,826	$28,141,617
Total Quebec		$5,055,073,846	$2,157,345	$784,311	$6,981,134	$5,064,996,637

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$62,306,418	$210,355	$0	$31,781	$62,548,554
	20.01 - 25.00	$47,730,841	$53,363	$0	$240,651	$48,024,855
	25.01 - 30.00	$61,044,483	$65,866	$0	$98,942	$61,209,290
	30.01 - 35.00	$86,702,062	$0	$0	$133,234	$86,835,296
	35.01 - 40.00	$123,644,642	$149,849	$0	$486,119	$124,280,610
	40.01 - 45.00	$181,588,110	$312,732	$62,725	$449,624	$182,413,191
	45.01 - 50.00	$261,436,936	$265,340	$19,482	$2,935,561	$264,657,319
	50.01 - 55.00	$254,682,952	$232,665	$182,847	$625,111	$255,723,575
	55.01 - 60.00	$182,898,439	$0	$179,933	$1,417,692	$184,496,064
	60.01 - 65.00	$83,390,481	$0	$187,700	$161,879	$83,740,060
	65.01 - 70.00	$26,577,152	$0	$0	$0	$26,577,152
	70.01 - 75.00	$19,365,114	$0	$0	$0	$19,365,114
	75.01 - 80.00	$3,762,581	$0	$0	$0	$3,762,581
	> 80.00	$996,267	$0	$0	$0	$996,267
Total Saskatchewan		$1,396,126,477	$1,290,171	$632,688	$6,580,594	$1,404,629,930

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018				Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$1,848,011	$0	$0	$0	$1,848,011
	20.01 - 25.00	$1,287,922	$0	$0	$0	$1,287,922
	25.01 - 30.00	$1,469,582	$0	$0	$0	$1,469,582
	30.01 - 35.00	$899,035	$0	$0	$0	$899,035
	35.01 - 40.00	$1,582,926	$0	$0	$0	$1,582,926
	40.01 - 45.00	$6,921,146	$0	$0	$0	$6,921,146
	45.01 - 50.00	$5,008,400	$0	$0	$0	$5,008,400
	50.01 - 55.00	$2,288,583	$0	$0	$0	$2,288,583
	55.01 - 60.00	$1,255,448	$0	$0	$0	$1,255,448
	60.01 - 65.00	$571,859	$0	$0	$0	$571,859
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$127,844	$0	$0	$0	$127,844
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$23,260,755	$0	$0	$0	$23,260,755

Grand Total		$47,729,811,781	$32,748,550	$14,207,508	$52,671,897	$47,829,439,736

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.46	0.00	0.00	0.00	0.46
	20.01 - 25.00	0.31	0.00	0.00	0.00	0.31
	25.01 - 30.00	0.42	0.00	0.00	0.00	0.42
	30.01 - 35.00	0.56	0.00	0.00	0.00	0.56
	35.01 - 40.00	0.70	0.00	0.00	0.00	0.70
	40.01 - 45.00	0.87	0.00	0.00	0.01	0.88
	45.01 - 50.00	1.18	0.00	0.00	0.00	1.19
	50.01 - 55.00	1.33	0.00	0.00	0.00	1.33
	55.01 - 60.00	1.54	0.00	0.00	0.00	1.54
	60.01 - 65.00	1.52	0.00	0.00	0.01	1.53
	65.01 - 70.00	1.66	0.00	0.00	0.01	1.67
	70.01 - 75.00	1.60	0.00	0.00	0.00	1.61
	75.01 - 80.00	1.17	0.00	0.00	0.00	1.18
	> 80.00	0.31	0.00	0.00	0.00	0.32
Total Alberta		13.62	0.01	0.01	0.04	13.69

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	2.61	0.00	0.00	0.00	2.61
	20.01 - 25.00	1.73	0.00	0.00	0.00	1.73
	25.01 - 30.00	2.40	0.00	0.00	0.00	2.40
	30.01 - 35.00	3.06	0.00	0.00	0.00	3.06
	35.01 - 40.00	3.62	0.01	0.00	0.00	3.63
	40.01 - 45.00	3.36	0.00	0.00	0.01	3.37
	45.01 - 50.00	2.71	0.00	0.00	0.00	2.71
	50.01 - 55.00	1.66	0.00	0.00	0.00	1.66
	55.01 - 60.00	0.91	0.00	0.00	0.00	0.91
	60.01 - 65.00	0.51	0.00	0.00	0.00	0.51
	65.01 - 70.00	0.30	0.00	0.00	0.00	0.30
	70.01 - 75.00	0.07	0.00	0.00	0.00	0.07
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total British Columbia		22.95	0.02	0.00	0.01	22.99

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018				Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.10	0.00	0.00	0.00	0.10
	20.01 - 25.00	0.07	0.00	0.00	0.00	0.07
	25.01 - 30.00	0.09	0.00	0.00	0.00	0.09
	30.01 - 35.00	0.12	0.00	0.00	0.00	0.12
	35.01 - 40.00	0.16	0.00	0.00	0.00	0.16
	40.01 - 45.00	0.21	0.00	0.00	0.00	0.21
	45.01 - 50.00	0.27	0.00	0.00	0.00	0.27
	50.01 - 55.00	0.32	0.00	0.00	0.00	0.33
	55.01 - 60.00	0.32	0.00	0.00	0.00	0.33
	60.01 - 65.00	0.33	0.00	0.00	0.00	0.34
	65.01 - 70.00	0.35	0.00	0.00	0.00	0.35
	70.01 - 75.00	0.34	0.00	0.00	0.00	0.34
	75.01 - 80.00	0.18	0.00	0.00	0.00	0.18
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.88	0.00	0.00	0.00	2.89

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.13	0.00	0.00	0.00	0.13
	45.01 - 50.00	0.17	0.00	0.00	0.00	0.17
	50.01 - 55.00	0.17	0.00	0.00	0.00	0.17
	55.01 - 60.00	0.15	0.00	0.00	0.00	0.15
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		1.00	0.00	0.00	0.00	1.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.04	0.00	0.00	0.00	0.04
Labrador	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.10	0.00	0.00	0.00	0.10
	45.01 - 50.00	0.15	0.00	0.00	0.00	0.15
	50.01 - 55.00	0.18	0.00	0.00	0.00	0.18
	55.01 - 60.00	0.14	0.00	0.00	0.00	0.14
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.91	0.00	0.00	0.00	0.91

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018				Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.01	0.00	0.00	0.00	0.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.09	0.00	0.00	0.00	0.09
	35.01 - 40.00	0.11	0.00	0.00	0.00	0.11
	40.01 - 45.00	0.15	0.00	0.00	0.00	0.16
	45.01 - 50.00	0.19	0.00	0.00	0.00	0.19
	50.01 - 55.00	0.22	0.00	0.00	0.00	0.22
	55.01 - 60.00	0.21	0.00	0.00	0.00	0.21
	60.01 - 65.00	0.19	0.00	0.00	0.00	0.19
	65.01 - 70.00	0.23	0.00	0.00	0.00	0.23
	70.01 - 75.00	0.19	0.00	0.00	0.00	0.19
	75.01 - 80.00	0.09	0.00	0.00	0.00	0.09
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.87	0.00	0.00	0.01	1.88

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018				Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	3.29	0.00	0.00	0.00	3.30
	20.01 - 25.00	2.23	0.00	0.00	0.00	2.23
	25.01 - 30.00	3.08	0.00	0.00	0.00	3.08
	30.01 - 35.00	4.25	0.00	0.00	0.00	4.26
	35.01 - 40.00	5.13	0.00	0.00	0.00	5.13
	40.01 - 45.00	5.65	0.00	0.00	0.00	5.66
	45.01 - 50.00	6.24	0.01	0.00	0.00	6.25
	50.01 - 55.00	5.06	0.00	0.00	0.00	5.07
	55.01 - 60.00	3.45	0.00	0.00	0.00	3.46
	60.01 - 65.00	2.00	0.00	0.00	0.00	2.00
	65.01 - 70.00	1.37	0.00	0.00	0.00	1.37
	70.01 - 75.00	0.76	0.00	0.00	0.00	0.76
	75.01 - 80.00	0.24	0.00	0.00	0.00	0.25
	> 80.00	0.05	0.00	0.00	0.00	0.05
Total Ontario		42.80	0.02	0.01	0.01	42.85

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.39	0.00	0.00	0.00	0.39
	20.01 - 25.00	0.27	0.00	0.00	0.00	0.27
	25.01 - 30.00	0.36	0.00	0.00	0.00	0.36
	30.01 - 35.00	0.46	0.00	0.00	0.00	0.46
	35.01 - 40.00	0.58	0.00	0.00	0.00	0.58
	40.01 - 45.00	0.73	0.00	0.00	0.00	0.73
	45.01 - 50.00	0.89	0.00	0.00	0.00	0.90
	50.01 - 55.00	1.13	0.00	0.00	0.00	1.13
	55.01 - 60.00	1.23	0.00	0.00	0.00	1.23
	60.01 - 65.00	1.38	0.00	0.00	0.00	1.38
	65.01 - 70.00	1.52	0.00	0.00	0.00	1.52
	70.01 - 75.00	1.28	0.00	0.00	0.00	1.29
	75.01 - 80.00	0.29	0.00	0.00	0.00	0.29
	> 80.00	0.06	0.00	0.00	0.00	0.06
Total Quebec		10.57	0.00	0.00	0.01	10.59

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018				Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.13	0.00	0.00	0.00	0.13
	20.01 - 25.00	0.10	0.00	0.00	0.00	0.10
	25.01 - 30.00	0.13	0.00	0.00	0.00	0.13
	30.01 - 35.00	0.18	0.00	0.00	0.00	0.18
	35.01 - 40.00	0.26	0.00	0.00	0.00	0.26
	40.01 - 45.00	0.38	0.00	0.00	0.00	0.38
	45.01 - 50.00	0.55	0.00	0.00	0.01	0.55
	50.01 - 55.00	0.53	0.00	0.00	0.00	0.53
	55.01 - 60.00	0.38	0.00	0.00	0.00	0.39
	60.01 - 65.00	0.17	0.00	0.00	0.00	0.18
	65.01 - 70.00	0.06	0.00	0.00	0.00	0.06
	70.01 - 75.00	0.04	0.00	0.00	0.00	0.04
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.92	0.00	0.00	0.01	2.94

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.05	0.00	0.00	0.00	0.05

Grand Total		99.79	0.07	0.03	0.11	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score		Principal Balance	Percentage
20.00 and below	Score Unavailable		$5,835,605	0.01
	499 and below		$14,089,878	0.03
	500 - 539		$2,265,918	0.00
	540 - 559		$2,420,526	0.01
	560 - 579		$3,315,425	0.01
	580 - 599		$4,860,132	0.01
	600 - 619		$6,330,629	0.01
	620 - 639		$13,280,793	0.03
	640 - 659		$19,034,696	0.04
	660 - 679		$31,154,687	0.07
	680 - 699		$59,715,777	0.12
	700 - 719		$79,717,639	0.17
	720 - 739		$96,121,829	0.20
	740 - 759		$118,444,537	0.25
	760 - 779		$160,781,941	0.34
	780 - 799		$226,381,521	0.47
	800 and above		$2,581,804,498	5.40
Total			$3,425,556,032	7.16

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018				Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$1,153,218	0.00
	499 and below	$7,821,444	0.02
	500 - 539	$2,014,891	0.00
	540 - 559	$1,205,694	0.00
	560 - 579	$3,435,098	0.01
	580 - 599	$5,394,440	0.01
	600 - 619	$7,388,160	0.02
	620 - 639	$9,080,466	0.02
	640 - 659	$15,291,169	0.03
	660 - 679	$24,965,457	0.05
	680 - 699	$40,551,314	0.08
	700 - 719	$55,709,132	0.12
	720 - 739	$85,951,326	0.18
	740 - 759	$87,711,008	0.18
	760 - 779	$123,180,483	0.26
	780 - 799	$167,421,004	0.35
	800 and above	$1,674,648,786	3.50
Total		$2,312,923,091	4.84

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,798,076	0.00
	499 and below	$10,415,947	0.02
	500 - 539	$6,459,602	0.01
	540 - 559	$4,642,352	0.01
	560 - 579	$5,370,185	0.01
	580 - 599	$8,261,189	0.02
	600 - 619	$12,514,192	0.03
	620 - 639	$16,425,743	0.03
	640 - 659	$30,210,181	0.06
	660 - 679	$52,154,875	0.11
	680 - 699	$71,327,134	0.15
	700 - 719	$98,413,903	0.21
	720 - 739	$121,806,811	0.25
	740 - 759	$150,121,194	0.31
	760 - 779	$182,414,711	0.38
	780 - 799	$240,597,309	0.50
	800 and above	$2,163,083,932	4.52
Total		$3,176,017,338	6.64

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$3,714,653	0.01
	499 and below	$17,586,598	0.04
	500 - 539	$6,354,112	0.01
	540 - 559	$3,643,180	0.01
	560 - 579	$11,207,455	0.02
	580 - 599	$7,760,162	0.02
	600 - 619	$18,803,581	0.04
	620 - 639	$36,451,997	0.08
	640 - 659	$44,004,489	0.09
	660 - 679	$82,074,481	0.17
	680 - 699	$128,804,593	0.27
	700 - 719	$138,368,746	0.29
	720 - 739	$183,047,425	0.38
	740 - 759	$227,635,028	0.48
	760 - 779	$259,336,821	0.54
	780 - 799	$331,995,588	0.69
	800 and above	$2,738,217,971	5.72
Total		$4,239,006,880	8.86

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018		Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$3,495,994	0.01
	499 and below	$11,778,989	0.02
	500 - 539	$12,372,157	0.03
	540 - 559	$8,632,928	0.02
	560 - 579	$9,617,346	0.02
	580 - 599	$17,436,663	0.04
	600 - 619	$29,381,912	0.06
	620 - 639	$48,060,063	0.10
	640 - 659	$71,601,600	0.15
	660 - 679	$117,526,047	0.25
	680 - 699	$157,251,408	0.33
	700 - 719	$219,514,257	0.46
	720 - 739	$246,022,497	0.51
	740 - 759	$285,575,049	0.60
	760 - 779	$345,003,306	0.72
	780 - 799	$443,712,842	0.93
	800 and above	$3,114,044,722	6.51
Total		$5,141,027,781	10.75

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$480,273	0.00
	499 and below	$17,692,730	0.04
	500 - 539	$13,786,700	0.03
	540 - 559	$11,960,746	0.03
	560 - 579	$13,077,813	0.03
	580 - 599	$29,426,815	0.06
	600 - 619	$32,413,866	0.07
	620 - 639	$56,627,767	0.12
	640 - 659	$91,323,281	0.19
	660 - 679	$146,921,473	0.31
	680 - 699	$192,356,658	0.40
	700 - 719	$255,574,488	0.53
	720 - 739	$306,546,465	0.64
	740 - 759	$382,642,250	0.80
	760 - 779	$420,805,923	0.88
	780 - 799	$471,965,773	0.99
	800 and above	$3,128,805,497	6.54
Total		$5,572,408,517	11.65

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$590,683	0.00
	499 and below	$19,075,238	0.04
	500 - 539	$21,023,875	0.04
	540 - 559	$16,077,369	0.03
	560 - 579	$16,058,339	0.03
	580 - 599	$34,972,877	0.07
	600 - 619	$47,162,579	0.10
	620 - 639	$76,205,945	0.16
	640 - 659	$103,962,703	0.22
	660 - 679	$168,461,436	0.35
	680 - 699	$256,964,737	0.54
	700 - 719	$327,617,903	0.68
	720 - 739	$367,196,657	0.77
	740 - 759	$430,299,923	0.90
	760 - 779	$478,628,339	1.00
	780 - 799	$516,672,484	1.08
	800 and above	$3,067,722,025	6.41
Total		$5,948,693,111	12.44

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018		Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$2,481,420	0.01
	499 and below	$12,450,760	0.03
	500 - 539	$17,282,881	0.04
	540 - 559	$11,851,669	0.02
	560 - 579	$18,093,752	0.04
	580 - 599	$28,188,260	0.06
	600 - 619	$42,596,023	0.09
	620 - 639	$62,089,356	0.13
	640 - 659	$116,361,506	0.24
	660 - 679	$159,469,108	0.33
	680 - 699	$242,237,658	0.51
	700 - 719	$296,388,841	0.62
	720 - 739	$337,321,160	0.71
	740 - 759	$367,250,325	0.77
	760 - 779	$426,207,966	0.89
	780 - 799	$457,900,346	0.96
	800 and above	$2,498,791,586	5.22
Total		$5,096,962,617	10.66

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$706,293	0.00
	499 and below	$11,042,027	0.02
	500 - 539	$12,770,710	0.03
	540 - 559	$10,531,674	0.02
	560 - 579	$15,934,452	0.03
	580 - 599	$19,527,832	0.04
	600 - 619	$37,735,805	0.08
	620 - 639	$60,130,796	0.13
	640 - 659	$98,962,549	0.21
	660 - 679	$142,490,754	0.30
	680 - 699	$210,654,971	0.44
	700 - 719	$268,912,025	0.56
	720 - 739	$291,505,039	0.61
	740 - 759	$288,099,353	0.60
	760 - 779	$336,770,786	0.70
	780 - 799	$356,373,463	0.75
	800 and above	$1,844,869,747	3.86
Total		$4,007,018,278	8.38

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$878,543	0.00
	499 and below	$9,668,315	0.02
	500 - 539	$11,084,015	0.02
	540 - 559	$7,408,022	0.02
	560 - 579	$11,099,248	0.02
	580 - 599	$14,409,816	0.03
	600 - 619	$27,523,121	0.06
	620 - 639	$45,768,886	0.10
	640 - 659	$73,535,192	0.15
	660 - 679	$108,862,738	0.23
	680 - 699	$159,042,831	0.33
	700 - 719	$181,636,531	0.38
	720 - 739	$230,539,700	0.48
	740 - 759	$239,594,229	0.50
	760 - 779	$259,327,974	0.54
	780 - 799	$264,327,597	0.55
	800 and above	$1,358,490,375	2.84
Total		$3,003,197,135	6.28

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018		Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$437,027	0.00
	499 and below	$7,615,199	0.02
	500 - 539	$9,129,084	0.02
	540 - 559	$10,869,484	0.02
	560 - 579	$9,704,970	0.02
	580 - 599	$16,819,117	0.04
	600 - 619	$26,545,800	0.06
	620 - 639	$41,281,973	0.09
	640 - 659	$55,233,681	0.12
	660 - 679	$92,811,611	0.19
	680 - 699	$136,920,563	0.29
	700 - 719	$161,998,227	0.34
	720 - 739	$186,081,225	0.39
	740 - 759	$204,456,700	0.43
	760 - 779	$233,681,961	0.49
	780 - 799	$241,899,746	0.51
	800 and above	$1,221,303,453	2.55
Total		$2,656,789,819	5.55

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$72,696	0.00
	499 and below	$5,865,716	0.01
	500 - 539	$6,006,257	0.01
	540 - 559	$4,338,160	0.01
	560 - 579	$8,470,600	0.02
	580 - 599	$15,161,018	0.03
	600 - 619	$21,932,278	0.05
	620 - 639	$35,365,687	0.07
	640 - 659	$66,547,200	0.14
	660 - 679	$90,036,781	0.19
	680 - 699	$134,206,726	0.28
	700 - 719	$162,494,073	0.34
	720 - 739	$182,692,344	0.38
	740 - 759	$178,758,583	0.37
	760 - 779	$177,887,851	0.37
	780 - 799	$190,115,909	0.40
	800 and above	$789,696,058	1.65
Total		$2,069,647,936	4.33

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$0	0.00
	499 and below	$1,314,009	0.00
	500 - 539	$5,073,166	0.01
	540 - 559	$2,479,480	0.01
	560 - 579	$5,516,073	0.01
	580 - 599	$4,447,127	0.01
	600 - 619	$11,625,461	0.02
	620 - 639	$19,586,982	0.04
	640 - 659	$27,731,997	0.06
	660 - 679	$50,225,304	0.11
	680 - 699	$67,309,691	0.14
	700 - 719	$89,877,660	0.19
	720 - 739	$93,622,115	0.20
	740 - 759	$92,776,461	0.19
	760 - 779	$89,151,866	0.19
	780 - 799	$103,071,032	0.22
	800 and above	$307,968,607	0.64
Total		$971,777,032	2.03

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018		Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 3/29/2018
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00	Score Unavailable	$0	0.00
	499 and below	$257,555	0.00
	500 - 539	$1,783,126	0.00
	540 - 559	$125,528	0.00
	560 - 579	$1,017,312	0.00
	580 - 599	$759,255	0.00
	600 - 619	$1,958,196	0.00
	620 - 639	$7,824,966	0.02
	640 - 659	$11,941,074	0.02
	660 - 679	$12,580,832	0.03
	680 - 699	$23,360,449	0.05
	700 - 719	$25,712,120	0.05
	720 - 739	$22,507,491	0.05
	740 - 759	$22,749,768	0.05
	760 - 779	$17,336,353	0.04
	780 - 799	$14,755,171	0.03
	800 and above	$43,744,972	0.09
Total		$208,414,168	0.44

Grand Total		$47,829,439,736	100.00

RBC Covered Bond Programme		Monthly Investor Report - March 29, 2018		Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix
Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - March 29, 2018	Page 21 of 21